Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$3,962	$-	$-
PIPE Warrant liability	-	-	952
Liberty Warrants liability	-	-	15,377
Total Warrant Liabilities	$3,962	$-	$16,329
Earnout liability	$-	$-	$3,111

As of December 31, 2021	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Columbia Warrant	$-	$-	$143,237

Liabilities for which fair values are disclosed
Cantor Loan	$-	$-	$7,522
Notes	-	180,356	-
Promissory notes	-	40,925	-

Summary of Changes in the Fair Value of Level 3 Liabilities
Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2022 and 2021 were as follows:

	Liberty Warrants	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2021	$-	$-	$-	$-	$-	$-
Issues	-	-	161,223	-	-	-
Remeasurement (gain)/loss(1)	-	-	(32,765)	-	-	-
At June 30, 2021	$-	$-	$128,458	$-	$-	$-

At January 1, 2022	$-	$-	$143,237	$-	$-	$7,522
Issues	30,853	1,312		8,022	6,135	-
Remeasurement (gain)/loss(1)	(15,476)	(360)	(18,635)	(4,911)	(5,130)	489
Write-off of deferred costs	-	-	203	-		-
Settlements (2)	-	-	(124,805)	-	(1,005)	(8,011)
At June 30, 2022	$15,377	$952	$-	$3,111	$-	$-
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2022 and 2021, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).